Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,118,383.06

Principal:
Principal Collections	$21,578,205.18
Prepayments in Full	$10,236,413.47
Liquidation Proceeds	$488,070.09
Recoveries	$19,004.98
Sub Total	$32,321,693.72
Collections	$34,440,076.78

Purchase Amounts:
Purchase Amounts Related to Principal	$404,396.00
Purchase Amounts Related to Interest	$1,975.92
Sub Total	$406,371.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,846,448.70

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,846,448.70
Servicing Fee	$547,204.24	$547,204.24	$0.00	$0.00	$34,299,244.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,299,244.46
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$34,299,244.46
Interest - Class A-3 Notes	$310,584.57	$310,584.57	$0.00	$0.00	$33,988,659.89
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$33,867,439.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,867,439.22
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$33,799,556.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,799,556.55
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$33,748,255.30
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,748,255.30
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$33,686,430.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,686,430.72
Regular Principal Payment	$31,092,838.99	$31,092,838.99	$0.00	$0.00	$2,593,591.73
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,593,591.73
Residual Released to Depositor	$0.00	$2,593,591.73	$0.00	$0.00	$0.00
Total		$34,846,448.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$31,092,838.99
Total					$31,092,838.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$31,092,838.99	$66.94	$310,584.57	$0.67	$31,403,423.56	$67.61
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$31,092,838.99	$19.31	$612,813.74	$0.38	$31,705,652.73	$19.69

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$414,112,766.45	0.8915237	$383,019,927.46	0.8245854
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$627,052,766.45	0.3894157	$595,959,927.46	0.3701063

Pool Information
Weighted Average APR	3.767%	3.764%
Weighted Average Remaining Term	37.27	36.56
Number of Receivables Outstanding	44,815	43,472
Pool Balance	$656,645,089.67	$623,548,910.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$628,661,559.14	$597,072,277.46
Pool Factor	0.3984070	0.3783265

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$9,353,233.66
Yield Supplement Overcollateralization Amount	$26,476,632.96
Targeted Overcollateralization Amount	$27,588,982.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$27,588,982.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		163	$389,094.51
(Recoveries)		78	$19,004.98
Net Loss for Current Collection Period			$370,089.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6763%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4524%
Second Prior Collection Period			0.4678%
Prior Collection Period			1.0164%
Current Collection Period			0.6938%
Four Month Average (Current and Prior Three Collection Periods)			0.6576%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,801	$6,649,452.26
(Cumulative Recoveries)			$621,328.47
Cumulative Net Loss for All Collection Periods			$6,028,123.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3657%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,749.40
Average Net Loss for Receivables that have experienced a Realized Loss			$1,585.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.49%	530	$9,317,691.86
61-90 Days Delinquent	0.19%	67	$1,197,490.96
91-120 Days Delinquent	0.05%	13	$284,312.53
Over 120 Days Delinquent	0.10%	33	$629,119.55
Total Delinquent Receivables	1.83%	643	$11,428,614.90

Repossession Inventory:
Repossessed in the Current Collection Period		28	$655,841.51
Total Repossessed Inventory		43	$1,043,389.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2275%
Prior Collection Period			0.2678%
Current Collection Period			0.2599%
Three Month Average			0.2517%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer